Financial Instruments - Fair Value of Financial Instruments Measured at Fair Value on Recurring Basis (Detail) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Financial assets at FVTPL
Financial assets mandatorily classified as at FVTPL	$ 68,256	$ 60,004
Financial assets at FVTOCI
Investments in equity instruments at FVTOCI of unlisted companies	132,160	187,244
Financial liabilities at FVTPL
Derivative financial liabilities	262,350
Fair Value Measured on Recurring Basis
Financial assets at FVTPL
Financial assets mandatorily classified as at FVTPL	68,256	60,004
Financial assets at FVTOCI
Investments in equity instruments at FVTOCI of unlisted companies	132,160	187,244
Financial liabilities at FVTPL
Derivative financial liabilities	262,350
Fair Value Measured on Recurring Basis | Level 2
Financial assets at FVTOCI
Investments in equity instruments at FVTOCI of unlisted companies		187,244
Fair Value Measured on Recurring Basis | Level 3
Financial assets at FVTPL
Financial assets mandatorily classified as at FVTPL	68,256	$ 60,004
Financial assets at FVTOCI
Investments in equity instruments at FVTOCI of unlisted companies	132,160
Financial liabilities at FVTPL
Derivative financial liabilities	$ 262,350